RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
17.	RELATED PARTY BALANCES AND TRANSACTIONS

Details of related party balances and transactions as of December 31, 2015 and 2016 are as follows:

(1)	Amounts due from related parties

As of December 31, 2015 and 2016, amounts due from related parties were $16,484 and $13,419, respectively, and details are as follows:

		As of December 31,
	Note	2015	2016

Golden Axe, equity investee of the Company	(i)	$15,963	$-
Tianjin Yi Chuang Xin He Information Technology Co., Ltd., (“Yi Chuang Xin He”), a subsidiary of Eall, available-for-sale investee of the Company	(ii)	-	10,082
Others		521	3,337

Total		$16,484	$13,419

(i)
The balance represents loans to Golden Axe. Since December 2014, the Company entered into a series of loan agreements with Golden Axe, pursuant to which, short-term loans with an aggregate amount of $15,804 were provided by the Company. Among the loans, $3,320 bears interest of 5% per annum and the rest is interest-free. In December 2015, Golden Axe became an equity investee of the Company. In January 2016, $4,905 of loans were forgiven in order to settle an equivalent portion of the consideration payable for the Company's investment in Golden Axe. In April 2016, Golden Axe repaid the remainder of the loan to the Company. See the related investment discussion at Note 9 (iv).

(ii)
The balance represents the loan to Yi Chuang Xin He. Yi Chuang Xin He is a subsidiary of Eall, which is an available-for-sale investee of the Company. In May 2016, the Company entered into agreements with Eall and Yi Chuang Xin He for a series of loan transactions, pursuant to which the Company made a loan amounting to RMB70 million to Yi Chuang Xin He. At the same time, Eall made a loan in US dollar to the Company amounting to RMB70 million ($10,692). Both of the loans are free of interest. The loan due from Yi Chuang Xin He is repayable on demand. The loan due to Eall is repayable 5 work days after Yi Chuang Xin He repays the loan to the Company. The Company recorded the loans as amount due from and amount due to related parties as the Company does not have the right to offset and does not intend on setting off the loans. As of December 31, 2016, both of the loans remained outstanding.

(2)	Amounts due to related parties:

		As of December 31,
		2015	2016

Eall	(i)	$-	$10,692
Others		36	222

Total		$36	$10,914

(i)	The balance represents the loan provided by Eall (see Note 17 (1)).

(3)	Transactions with related parties for amount due from related parties

	Years ended December 31,
	2014	2015	2016

Loan to Beautiful Bay Co., Ltd, substantially controlled by the majority shareholder of OPH which is controlled by the CEO of the Company	$-	$4,775	$-
Loan to Yi Chuang Xin He	-	-	10,542
Others	751	182	4,083

Total	$751	$4,957	$14,625

(4)	Transactions with related parties for amount due to related parties

	Years ended December 31,
	2014	2015	2016

Loan from Eall	$-	$-	$10,692
Others	400	152	413

Total	$400	$152	$11,105

(5)
In July 2012, the Company purchased $10,000 Series 2012-A Senior Secured Sofi Loan Notes issued by SoFi Lending Corp., a subsidiary of SoFi. OPH is a shareholder of SoFi and the Company's chairman and CEO, Joe Chen, is a director of SoFi. In September 2012, March 2014, January and February 2015, and October 2015, the Company invested $49,000, $20,789, $22,331 and $150,000 in newly issued Series B preferred shares, Series D preferred shares, Series E preferred shares and Series F preferred shares of SoFi, respectively, concurrently with a group of other investors. These transactions were approved by the independent, disinterested members of the Company's board and the audit committee of the board.

(6)	In November 2015, the CEO of the Company provided joint and several liability guarantee for a long-term debt with a principal of $69,468 (see Note 11).

(7)
In 2006, the Company entered into an agreement to make a loan of $167 to Liu Guolan, who is the mother-in-law of the Company’s CEO, for her investment into Beijing Hulian Shidai Telecom Technology Co., Ltd. (“Hulian Shidai”). The period of the loan is 10 years.

In 2016, the Company received $7,188 from Liu Guolan for the repayment of the loan, which is all the proceeds directly or indirectly received by Liu Guolan through holding the investment in Hulian Shidai. $7,021 of the repayment was recorded as other income in the year ended December 31, 2016 as the Company has no further obligations to the relevant payment received.

(8)	In November 2016, the COO of the Company provided joint and several liability guarantee for a short-term debt with a principal of $7,202 (see Note 11).